Credit Quality of Financial Assets and the Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Net investment in leases, provision for credit loss		¥ 264	¥ 229	¥ 846	¥ 901
Installment loans, provision for credit loss		6,277	2,602	8,007	5,455
Subtotal in the above table, provision for credit loss		6,541	2,831	8,853	6,356
Other financial assets measured at amortized cost, provision for credit loss		(111)	1,150	46	2,737
Total in the above table, provision for credit loss		6,430	3,981	8,899	9,093
Off-balance sheet credit exposures, provision for credit loss	[1]	(331)	(528)	(1,199)	(2,897)
Available-for-sale debt securities, provision for credit loss	[2]	0	0	(5)	0
Less: Loans to affiliates, provision for credit loss	[3]	(66)	(889)	12	(1,526)
Amount reported on the consolidated financial statements, provision for credit loss		¥ 6,033	¥ 2,564	7,707	¥ 4,670
Net investment in lease, allowance for credit loss				15,307		¥ 16,303
Allowance for credit loss, Installment loans				52,672		47,831
Subtotal in the above table, allowance for credit loss				67,979		64,134
Other financial assets measured at amortized cost, allowance for credit loss				1,114		7,282
Total in the above table, allowance for credit loss				69,093		71,416
Off-balance sheet credit exposures, provision for credit loss	[1]			0		0
Available-for-sale debt securities, provision for credit loss	[2]			0		0
Less: Loans to affiliates, allowance for credit loss	[3]			(278)		(1,957)
Amount reported on the consolidated financial statements, allowances for credit loss				¥ 68,815		¥ 69,459

[1]	The allowance for off-balance sheet credit exposure were ¥22,120 million and ¥22,023 million as of March 31, 2022 and December 31, 2022, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities.”
[2]	The allowance for available-for-sale debt securities were ¥153 million and ¥172 million as of March 31, 2022 and December 31, 2022, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”
[3]	The provision for credit losses on loans to affiliates were a provision of ¥1,526 million and a reversal of ¥78 million during the nine months ended December 31, 2021 and 2022, a provision of ¥889 million and a reversal of ¥16 million during the three months ended December 31, 2021 and 2022, respectively, and the amounts are recorded in “Equity in net income (loss) of affiliates” in the consolidated statements of income. The allowance for credit losses on loans to affiliates were ¥1,957 million and ¥2,183 million as of March 31, 2022 and December 31, 2022, respectively, and the amounts are recorded as a reduction in “Investments in affiliates” on the consolidated balance sheets.